Income Tax (Narrative) (Details) - ILS (₪) ₪ in Millions		1 Months Ended		12 Months Ended
	Jan. 04, 2016	Jan. 31, 2019	Dec. 22, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Corporate tax rate				23.00%	24.00%	25.00%
Change in tax rate	reduced by 1.5% to a rate of 25% as from January 1, 2016.		On December 22, 2016 the Israeli Parliament passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) - 2016, by which, inter alia, the corporate tax rate was reduced from 25% to 23% in two steps. The first step to a rate of 24% as from January 2017 and the second step to a rate of 23% as from January 2018.
Deferred tax rate				23.00%	23.00%
Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Additional income tax that could be required to be paid, dependant on results of Israeli Tax Authority's assessment of Company's claims		₪ 56